Document And Entity Information	Mar. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2023
Entity Registrant Name	CVENT HOLDING CORP.
Entity Central Index Key	0001827075
Entity Emerging Growth Company	false
Securities Act File Number	001-39709
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1560055
Entity Address, Address Line One	1765 Greensboro Station Place
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	226-3500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CVT
Security Exchange Name	NASDAQ